Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2023
Statement [Line Items]
Current assets	$ 1,246,695	$ 984,865		$ 1,113,350
Non-current assets	3,842,127	3,857,352		4,425,763
Current liabilities	1,001,779	919,000		1,010,353
Non-current liabilities	1,873,251	1,744,976		2,026,943
Intangible assets	28,500	101,056		$ 51,628
Revenues	914,157	959,359	$ 986,274
Total comprehensive (loss)/ income	177,871	41,533	$ 453,323
BHSA [Member]
Statement [Line Items]
Current assets	1,766,165	2,277,728
Non-current assets	1,698,791	860,495
Current liabilities	2,989,440	2,588,620
Non-current liabilities	10,594	59,334
Net assets	$ 464,922	$ 490,269
Ownership interest held by the Group	29.12%	29.89%
Interest in associates / joint ventures	$ 135,385	$ 146,541
Intangible assets	(1,545)	(1,837)
Book value	133,840	144,704
Revenues	985,517	2,446,515
Net income/(loss)	46,554	136,357
Total comprehensive (loss)/ income	46,554	136,357
Dividends distributed to non-controlling shareholders	(71,360)	402,351
Profit / (loss) from operations	144,466	342,658
Cash of investment activities	(2,662)	(3,352)
Cash of financialactivities	64,445	(65,939)
Net (decrease)/ increase in cash and cash equivalents	206,249	273,367
Nuevo Puerto Santa Fe S.A [Member]
Statement [Line Items]
Current assets	4,562	2,994
Non-current assets	20,101	14,966
Current liabilities	1,350	1,009
Non-current liabilities	6,883	5,121
Net assets	$ 16,430	$ 11,830
Ownership interest held by the Group	50.00%	50.00%
Interest in associates / joint ventures	$ 8,215	$ 5,915
Intangible assets	288	290
Book value	8,503	6,205
Revenues	6,295	5,694
Net income/(loss)	5,373	815
Total comprehensive (loss)/ income	5,373	815
Dividends distributed to non-controlling shareholders	(774)	(1,232)
Profit / (loss) from operations	3,027	1,203
Cash of investment activities	(1,693)	191
Cash of financialactivities	(799)	(1,634)
Net (decrease)/ increase in cash and cash equivalents	$ 535	(240)
GCDI [Member]
Statement [Line Items]
Current assets		39,052
Non-current assets		124,995
Current liabilities		92,175
Non-current liabilities		65,197
Net assets		$ 6,675
Ownership interest held by the Group		27.39%
Interest in associates / joint ventures		$ 1,828
Intangible assets		(35)
Book value		1,793
Revenues		51,855
Net income/(loss)		(16,870)
Total comprehensive (loss)/ income		(11,010)
Profit / (loss) from operations		(1,195)
Cash of investment activities		1,351
Cash of financialactivities		(954)
Net (decrease)/ increase in cash and cash equivalents		$ (798)